UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Karamaan Group, LLC

Address:    1212 Sixth Ave, 11th Floor
            New York, NY 10036

13F File Number: 028-14252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Kim
Title:      Managing Member
Phone:      212-542-3300

Signature, Place and Date of Signing:


 /s/ John Kim                New York, New York            November 14, 2011
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $81,190
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL DISCRETION  MNGRS   SOLE     SHARED  NONE
--------------                --------------    -----      -------   -------   --- ---- ----------  -----   ----     ------  ----
CABOT OIL & GAS CORP                COM        127097103   1,238        20,000 SH       SOLE                   16,100         3,900
CHESAPEAKE ENERGY CORP              COM        165167107  10,634       416,200 SH       SOLE                  335,300        80,900
DIRECTV                           COM CL A     25490A101   1,691        40,000 SH       SOLE                   32,200         7,800
E M C CORP MASS                     COM        268648102   5,615       267,500 SH       SOLE                  214,800        52,700
METROPCS COMMUNICATIONS INC         COM        591708102  15,306     1,757,241 SH       SOLE                1,412,400       344,841
NEUTRAL TANDEM INC                  COM        64128B108   4,834       499,377 SH       SOLE                  401,000        98,377
NXP SEMICONDUCTORS N V              COM        N6596X109   4,024       285,000 SH       SOLE                  229,200        55,800
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297     972        50,000 SH       SOLE                   40,100         9,900
QLOGIC CORP                         COM        747277101   1,268       100,000 SH       SOLE                   80,500        19,500
SEAGATE TECHNOLOGY PLC              SHS        G7945M107  10,430     1,015,107 SH       SOLE                  814,800       200,307
TELENAV INC                         COM        879455103  12,913     1,455,818 SH       SOLE                  969,400       486,418
TEXAS INSTRS INC                    COM        882508104   1,199        45,000 SH       SOLE                   36,300         8,700
TW TELECOM INC                      COM        87311L104     826        50,000 SH       SOLE                   40,300         9,700
WESTERN DIGITAL CORP                COM        958102105  10,240       398,125 SH       SOLE                  319,600        78,525

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